Selected Quarterly Financial Data (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011 Property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 tenant Property	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Property	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sunrise Property	Dec. 31, 2010 Brookdale Senior Living, Inc.	Sep. 01, 2011 Brookdale Senior Living, Inc. Property	Dec. 31, 2010 Senior housing facilities operated by Sunrise Consolidated Variable Interest Entities tenant Property	Sep. 30, 2010 Senior housing facilities operated by Sunrise Consolidated Variable Interest Entities tenant Property	Sep. 30, 2010 HCP Ventures II	Dec. 31, 2010 HCP Ventures II	Jan. 14, 2011 HCP Ventures II	Oct. 31, 2010 HCP Ventures II Property
Selected Quarterly Financial Data
Total revenues		$ 461,456,000	$ 444,088,000	$ 488,126,000	$ 331,128,000	$ 340,820,000	$ 316,475,000	$ 301,315,000	$ 294,265,000	$ 1,724,798,000	$ 1,252,875,000	$ 1,146,185,000
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures		54,272,000	158,086,000	219,214,000	72,882,000	127,016,000	93,446,000	85,452,000	81,883,000	504,454,000	387,797,000	101,058,000
Total discontinued operations		3,522,000	340,000	336,000	341,000	16,422,000	5,078,000	1,227,000	1,206,000	4,539,000	23,933,000	43,492,000
Net income		70,787,000	175,471,000	234,252,000	73,984,000	145,526,000	26,173,000	88,595,000	84,101,000	515,302,000	307,498,000	109,069,000
Net income applicable to HCP, Inc.		67,844,000	172,195,000	228,759,000	70,093,000	141,917,000	22,655,000	85,101,000	81,036,000	538,891,000	330,709,000	131,690,000
Dividends paid per common share (in dollars per share)		$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.465	$ 0.465	$ 0.465	$ 0.465
Basic earnings per common share (in dollars per share)		$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.26	$ 1.29	$ 1.01	$ 0.40
Diluted earnings per common share (in dollars per share)		$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.25	$ 1.29	$ 1.00	$ 0.40
Impairment recoveries									11,900,000		11,900,000
Concentration risk, increase in revenue						15,700,000	13,700,000							29,400,000
Equity method investment, impairment details
Properties leased, number							27									27	27
Number of VIE tenants							4									4	4
Impairment charges for direct financing lease												63,100,000						71,700,000	71,700,000
Investment ownership percentage																		35.00%			35.00%
Investment ownership percentage acquired																				65.00%
Number of senior housing facilities																					25
Number of senior housing communities															37
Number of senior living communities operated in a RIDEA structure		21								21			27		21
Loss contingency, additional litigation provision	$ 125,000,000												$ 125,000,000